Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Types of Original Assets
Types of Original Assets	¥ 491,368	¥ 448,412
Land [Member]
Types of Original Assets
Types of Original Assets	64,717	67,927
Buildings [Member]
Types of Original Assets
Types of Original Assets	333,698	305,533
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 92,953	¥ 74,952